Preferred Stock (Narrative) (Detail) - ¥ / shares	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Class of Stock [Line Items]
Number of preferred stock outstanding (in shares)	0	0	0
Class 5 preferred stock
Class of Stock [Line Items]
Stock authorized (in shares)	400,000,000
Liquidation distribution (per share)	¥ 2,500
Class 6 preferred stock
Class of Stock [Line Items]
Stock authorized (in shares)	200,000,000
Liquidation distribution (per share)	¥ 2,500
Class 7 preferred stock
Class of Stock [Line Items]
Stock authorized (in shares)	200,000,000
Liquidation distribution (per share)	¥ 2,500